PROSPECTUS SUPPLEMENT
PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Appreciable Account

PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Universal Account

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Pruco Life of New Jersey Variable Appreciable Account

Supplement dated September 16, 2021,
to
Prospectuses dated May 1, 2021, for Variable Universal Life Contracts, PruLife® Custom Premier Contracts, PruLife® Custom Premier II Contracts, VUL Protector® Contracts, and PruLife® SVUL Protector® Contracts
and
Prospectuses dated May 10, 2021, for VUL Protector® Contracts

This supplement should be read and retained with the current prospectus for your variable life insurance Contract. This supplement is intended to update certain information in the prospectus for your variable life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 778-2255.

The AST Balanced Asset Allocation Portfolio and AST Preservation Asset Allocation Portfolio (“the Funds”) have new subadvisory agreements and restated expenses. The rows for these Funds in the appendix are hereby deleted and replaced with the following.

Investment Objective	Fund, Investment Manager(s), and Subadviser(s)	Current Expenses	Average Annual Total Returns As Of 12/31/2020
			1 year	5 year	10 year
Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	Fund: AST Balanced Asset Allocation Portfolio Investment Manager: PGIM Investments LLC, AST Investment Services, Inc. Subadviser(s): QMA LLC; Jennison Associates LLC; PGIM Fixed Income; ClearBridge Investments, LLC; J.P. Morgan Investment Management, Inc.; Massachusetts Financial Services; Wellington Management Company LLP	1.01%	11.77%	9.16%	8.05%
Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	Fund: AST Preservation Asset Allocation Portfolio Investment Manager: PGIM Investments LLC, AST Investment Services, Inc. Subadviser(s): QMA LLC; Jennison Associates LLC; PGIM Fixed Income; ClearBridge Investments, LLC; J.P. Morgan Investment Management, Inc.; Massachusetts Financial Services; Wellington Management Company LLP	1.01%	9.08%	7.16%	6.19%

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

PRODUCTSUP145
VUL, CP, CP2, CP214, CP215, CP219, VULP, VULP14, VULP15, VULP21, SVULP20